Document and Entity Information	Oct. 01, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	(A
Document Period End Date	Oct. 01, 2020
Entity Registrant Name	American Renal Associates Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37751
Entity Tax Identification Number	27-2170749
Entity Address, Address Line One	500 Cummings Center
Entity Address, City or Town	Beverly
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01915
City Area Code	978
Local Phone Number	922-3080
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001498068
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ARA
Security Exchange Name	NYSE